INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory, Net [Abstract]
Raw materials	$ 1,928	$ 1,954
Work-in-process	1,844	1,686
Finished products	678	1,030
Total inventories	4,450	4,670
Obsolete raw material inventory	$ 120	$ 59